Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of lease cost

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Operating lease cost	$13,949	$15,824	$15,348
Short-term lease cost	2,631	3,675	3,105
Variable lease cost	5,348	—	—
Total lease cost	$21,928	$19,499	$18,453

Schedule of other information related to leases

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Supplemental Cash Flows Information:
Cash paid for operating leases	$(12,877)	$(12,246)	$(11,936)
Operating lease assets obtained in exchange for operating lease liabilities	$19,728	$1,378	$10,756

Schedule of maturities of lease liabilities under operating leases

Year Ended December 31,	(In US$ thousands)
2025	$13,068
2026	11,823
2027	3,488
2028	2,377
2029	2,378
Thereafter	22,521
Total future payments for recognized leasing assets	55,655
Less: leases not yet commenced	—
Less: imputed interest	10,913
Total lease liabilities	$44,742